FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring - CIK 0001846136 Riverview Acquisition Corp - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Level 1
Assets [Abstract]
Marketable securities held in Trust Account	$ 250,257,574	$ 250,035,732
Level 1 | Public Warrants
Liabilities [Abstract]
Warrant liability	12,092,500	6,629,871
Level 3 | Private Placement Warrants
Liabilities [Abstract]
Warrant liability	$ 7,241,640	$ 3,933,105